Related party disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related party disclosures
Short-term benefits	$ 0.9	$ 0.9	$ 1.9	$ 1.7
Share-based payments	0.1	5.0	3.5	5.9
Total	$ 1.0	$ 5.9	$ 5.4	$ 7.6